EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY [Abstract]
Treasury Stock
We present below the stocks of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2024, 2023 and 2022:

	Number of shares
2024	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
Atlantic Security International Financial Services	–	125,843	125,843
BCP	–	94,686	94,686
Grupo Crédito	–	38,050	38,050
Pacífico Seguros	–	17,756	17,756
MiBanco	–	12,720	12,720
Credicorp Capital Servicios Financieros	–	10,440	10,440
ASB Bank Corp.	–	10,310	10,310
Prima AFP	–	3,174	3,174
Other Subsidiaries	–	12,812	12,812
	14,620,846	325,791	14,946,637

	Number of shares
2023	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	109,185	109,185
Atlantic Security International Financial Services	–	39,309	39,309
Grupo Crédito	–	36,698	36,698
Pacífico Seguros	–	19,912	19,912
MiBanco	–	14,128	14,128
Credicorp Capital Servicios Financieros	–	13,267	13,267
ASB Bank Corp	–	12,041	12,041
Prima AFP	–	3,920	3,920
Other Subsidiaries	–	16,790	16,790
	14,620,846	265,250	14,886,096

	Number of shares
2022	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	120,505	120,505
Grupo Crédito	–	23,214	23,214
Pacífico Seguros	–	20,606	20,606
Credicorp Capital Servicios Financieros	–	15,007	15,007
MiBanco	–	14,260	14,260
ASB Bank Corp	–	11,791	11,791
Prima AFP	–	5,406	5,406
Other Subsidiaries	–	17,588	17,588
	14,620,846	228,377	14,849,223

(*) It corresponds mainly to the treasury shares that were granted to employees and Senior Management, for which they have the right to vote, and to a lesser extent to the shares acquired for coverage purposes for the new complementary retention program. These shares are not released on said dates.

Reserves Within Equity
“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassifed to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2022	206,885	(139,500)	(273)	–	337,037	404,149
(Decrease) in net unrealized gains on investments	(36,477)	(1,629,016)	–	–	–	(1,665,493)
Transfer to results of the net realized loss of investments	–	49,754	–	–	–	49,754
Transfer to income statement of credit loss on investments	–	63,203	-	-	-	63,203
Change in net unrealized gain on cash flow hedges derivatives	–	–	29,109	–	–	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(28,048)	–	–	(28,048)
Other reserves	–	–	–	1,133,536	–	1,133,536
Foreign exchange translation	–	–	–	–	(301,969)	(301,969)
Net movement in hedges of net investments in foreign businesses	–	–	–	–	39,587	39,587
Balance as of December 31, 2022	170,408	(1,655,559)	788	1,133,536	74,655	(276,172)
(Decrease) increase in net unrealized gains on investments	(12,247)	1,241,632	–	–	–	1,229,385
Transfer to results of the net realized loss of investments	–	7,789	–	–	–	7,789
Transfer to income statement of credit loss on investments	–	8,716	–	–	–	8,716
Change in net unrealized gain on cash flow hedges derivatives	–	–	18,359	–	–	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(30,550)	–	–	(30,550)
Other reserves	–	–	–	(754,192)	–	(754,192)
Foreign exchange translation	–	–	–	–	73,498	73,498
Net movement in hedges of net investments in foreign businesses	–	–	–	–	18,950	18,950
Balance as of December 31, 2023	158,161	(397,422)	(11,403)	379,344	167,103	295,783
Increase in net unrealized gains on investments	24,116	136,783	–	–	–	160,899
Transfer to results of the net realized loss of investments	–	36,712	–	–	–	36,712
Transfer to income statement of credit loss on investments	–	32,776	–	–	–	32,776
Change in net unrealized gain on cash flow hedges derivatives	–	–	27,186	–	–	27,186
Transfer of net realized gain on cash flow hedges derivatives to profit or gain	–	–	(17,416)	–	–	(17,416)
Other reserves	–	–	–	(69,383)	–	(69,383)
Foreign exchange translation	–	–	–	–	(114,143)	(114,143)
Transfer of fair value reserve to accumulated results	(137,787)	–	–	–	–	(137,787)
Balance as of December 31, 2024	44,490	(191,151)	(1,633)	309,961	52,960	214,627

Components of Other Comprehensive Income
The movement of the item is as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods Equity instruments at fair value with changes in other comprehensive income
Net unrealized gain (loss)	136,783	1,241,632	(1,629,016)
Transfer to results of net realized loss	36,712	7,789	49,754
Transfer of recovery of credit loss to profit or loss	32,776	8,716	63,203
Sub total	206,271	1,258,137	(1,516,059)
Non-controlling interest	4,612	18,317	(15,535)
Income tax	(5,118)	58,489	(82,459)
	205,765	1,334,943	(1,614,053)

Cash flow hedge reserves:
Net gain on cash flow hedges	27,186	18,359	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	(17,416)	(30,550)	(28,048)
Sub total	9,770	(12,191)	1,061
Non-controlling interest	125	(148)	27
Income tax	4,030	(5,104)	158
	13,925	(17,443)	1,246

Other reserves:
Insurances reserves	(69,383)	(754,192)	1,133,536
Non-controlling interest	(793)	(8,619)	10,604
	(70,176)	(762,811)	1,144,140

Foreign exchange traslation:
Exchange gains or losses	(114,143)	73,498	(301,969)
Net movement in hedges of net investments in foreign businesses	–	18,950	39,587
Sub total	(114,143)	92,448	(262,382)
Non-controlling interest	1	(34)	(114)
	(114,142)	92,414	(262,496)

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:

Equity instruments at fair value with changes in other comprehensive income
Net unrealized gain (loss)	24,116	(12,247)	(36,477)
Transfer to accumulated results from investment sale	(137,787)	–	–
Sub total	(113,671)	(12,247)	(36,477)
Non-controlling interest	7	127	23
Income tax	(8,439)	3,791	(2,109)
	(122,103)	(8,329)	(38,563)
Attributable to:
Credicorp’s equity holders	(81,156)	571,955	(680,321)
Non-controlling interest	3,952	9,643	(4,995)
	(77,204)	581,598	(685,316)

Distribution of Dividends
The chart below shows the distribution of dividends agreed by the Board of Directors:

	2024	2023	2022

Date of Meeting - Board of Directors	25.04.2024	27.04.2023	28.04.2022
Dividends distribution, net of treasury shares effect (in thousands of soles)	2,788,657	1,994,037	1,196,422
Payment of dividends per share (in soles)	35.0	25.0	15.0
Date of dividends payout	14.06.2024	09.06.2023	10.06.2022
Exchange rate published by the SBS	3.7685	3.6901	3.7560
Dividends payout (equivalent in thousands of US$)	739,991	540,375	318,536